Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Estimated amortization expenses, 2013		$ 67
Estimated amortization expenses, 2014	67	67
Estimated amortization expenses, 2015	67	67
Estimated amortization expenses, 2016	67	67
Estimated amortization expenses, 2017	67	67
Estimated amortization expenses, 2018	$ 67